Salary and benefit payable	12 Months Ended
Dec. 31, 2025
Salary and benefit payable
Salary and benefit payable	23. Salary and benefit payable
	As of December 31,
	2024	2025
	RMB’000	RMB’000

Salary and benefit payable to employees	3,764	4,262
Total	3,764	4,262